OPTIONS (Tables)	12 Months Ended
Jun. 30, 2019
OPTIONS
Schedule of number and weighted average exercise prices of share options

	Ave. exercise price	Number of options and
	per option	performance rights
As at 1 July	$0.017	55,102,778
Granted to KentGrove Capital	$0.015	12,500,000
Granted to employees during the year	$0.010	16,000,000
Lapsed during the year	$0.020	(19,236,111)
Forfeited during the year	$0.001	(6,000,000)
Lapse of unlisted options attached to convertible notes	$0.015	(20,366,667)
As at 30 June	$0.015	38,000,000

Note:

On August 8, 2018, the Company announced that it issued the following securities to Kentgrove Capital Pty Ltd:

•	8,833,100 Shares in lieu of payment of the Establishment Fee (Establishment Shares);
•	12,500,000 Options exercisable at $0.0153 each and expiring 3 years after issue (Establishment Options); and
•	100,000,000 Shares as security for the Company's obligations under the Kentgrove Facility (Collateral Shares).

Summary of options over ordinary shares outstanding

		Weighted ave.		Weighted ave.
	2019	exercise price	2018	exercise price
Unlisted employee options (refer below)	25,500,000	$0.015	34,736,111	$0.017
Unlisted options attached to convertible notes	—	—	20,366,667	$0.015
Unlisted options granted to KentGrove Capital	12,500,000	$0.015	—	—
	38,000,000	$0.015	55,102,778	$0.016

Schedule of number of options granted under the plans

		Weighted ave.		Weighted ave.
	2019	exercise price	2018	exercise price
Unlisted employee options
Balance at the beginning of the financial year	34,736,111	$0.017	54,736,111	$0.016
Add: options granted during the year	16,000,000	$0.010	—	—
Less: options lapsed during the year	(19,236,111)	$0.020	—	—
Less: options forfeited during the year	(6,000,000)	$0.010	(20,000,000)	$0.014
Balance at the end of the financial year	25,500,000	$0.015	34,736,111	$0.017

ASX code
OPTIONS
Schedule of number of options granted under the plans

		Weighted ave.		Weighted ave.
Option description	2019	exercise price	2018	exercise price
Unlisted employee options
Options to Kentgrove (expiring August 8, 2021)	12,500,000	$0.015	—	—
GTGAD (expiring September 14, 2020)	—	—	—	—
GTGAD (expiring November 24, 2020)	—	—	19,236,111	$0.020
GTGAD (expiring March 31, 2021)	5,000,000	$0.020	5,000,000	$0.020
GTGAD (expiring February 16, 2022)	5,500,000	$0.010	10,500,000	$0.010
ESOP options (expiring December 11, 2021)	15,000,000	$0.010	—	—
Balance at the end of financial year	38,000,000	$0.015	34,736,111	$0.017

Unlisted options attached to convertible notes
GTGAC (expiring December 2, 2018)	—	—	20,366,667	$0.015
Balance at the end of the financial year	38,000,000	$0.015	55,102,778	$0.016
Exercisable at the end of the financial year	38,000,000	$0.015	48,102,778	$0.017

Kentgrove Capital Pty Ltd
OPTIONS
Schedule of fair value of each option granted by an external valuer

2019
Grant Date	08 Aug 2018
Options issued	12,500,000
Dividend yield	—
Historic volatility and expected volatility	80%
Option exercise price	$0.0153
Weighted average exercise price	$0.0153
Risk-free interest rate	2.02%
Expected life of an option	3 years
Model used	Black-Scholes
Fair value of options at grant date	$0.0040